Long-term Borrowings - Summary of Detailed Information About Loans Outstanding (Parenthetical) (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Dec. 31, 2025	Dec. 31, 2024	Apr. 09, 2024	Mar. 31, 2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis	Euribor 3M
Long-term debt interest rate		6.308%
Long-term debt interest rate spread	2.95%			2.50%	2.50%
Long-term debt maturity	December 31, 2028
Bottom Of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		3.00%	3.00%
Six-month Euribor (360) plus a 2.5% spread long-term debt with final payment due July 2025 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis		Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate		2.50%	2.50%
Long-term debt maturity		July 2025	July 2025
2.3% fixed long-term debt with final payment due January 2026 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		2.30%	2.30%
Long-term debt maturity		January 2026	January 2026
1.5% fixed long-term debt with final payment due September 2027 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		1.50%	1.50%
Long-term debt maturity		September 2027	September 2027
0.21% fixed long-term debt with final payment due December 2034 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		0.21%	0.21%
Long-term debt maturity		December 2034	December 2034
80% of six-month Euribor (360) plus a 0.95% spread long-term debt with final payment due January 2035 [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis		Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate		80.00%	80.00%
Long-term debt interest rate spread		0.95%	0.95%
Long-term debt maturity		January 2035	January 2035
Three-month Euribor (360) plus a 2.00% spread long-term debt with final payment due December 2027 [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis		Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate spread		2.00%	2.00%
Long-term debt maturity		December 2027	December 2027
Three-month Euribor (360) plus a 2.95% spread long-term debt with final payment due December 2028
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis		Three-month Euribor (360)	Three-month Euribor (360)
Long-term debt interest rate		2.95%	2.95%
Long-term debt maturity		December 2028	December 2028
2.5% Fixed rate long-term debt to majority shareholder with final payment due March 2027
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		2.50%	2.50%
Long-term debt maturity		March 2027	March 2027
Six-month Euribor (360) plus a 2.75% spread long-term debt with final payment due May 2027
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate basis		Six-month Euribor (360)	Six-month Euribor (360)
Long-term debt interest rate		2.75%	2.75%
Long-term debt maturity		May 2027	May 2027
Short-term financing (two disbursements with monthly interest rates of 1.00% and 1.45%), with the final tranche payable in November 2026.
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity		November 2026	November 2026
Short-term financing (two disbursements with monthly interest rates of 1.00% and 1.45%), with the final tranche payable in November 2026. | Bottom Of Range [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		1.00%	1.00%
Short-term financing (two disbursements with monthly interest rates of 1.00% and 1.45%), with the final tranche payable in November 2026. | Top of Range [member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt interest rate		1.45%	1.45%
Interest-free shareholder loan, repayable on 31 December 2028
Disclosure Of Detailed Information About Borrowings [Line Items]
Long-term debt maturity		31 December 2028	31 December 2028